Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Costs and expenses by nature
Personnel	$ 444	$ 362	$ 834	$ 775
Materials and services	819	748	1,521	1,553
Fuel oil and gas	267	206	475	485
Maintenance	800	616	1,449	1,286
Royalties	353	168	604	332
Energy	169	147	318	336
Ores acquired from third parties	691	199	1,034	261
Depreciation, depletion and amortization	800	734	1,488	1,463
Freight	991	691	1,773	1,387
Others	471	341	936	612
Total	5,805	4,212	10,432	8,490
Cost of goods sold	5,663	4,086	10,156	8,203
Cost of services rendered	142	126	276	287
Total	$ 5,805	$ 4,212	$ 10,432	$ 8,490